Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Dreyfus Diversified Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	SBCEX
Dreyfus Diversified Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DBEAX
Dreyfus Diversified Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DBECX
Dreyfus Diversified Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	SBYEX
Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund - Class I
Prospectus:
Trading Symbol	SNIEX
Dreyfus/Newton International Equity Fund | Class A
Prospectus:
Trading Symbol	NIEAX
Dreyfus/Newton International Equity Fund | Class C
Prospectus:
Trading Symbol	NIECX
Dreyfus/Newton International Equity Fund | Class Y
Prospectus:
Trading Symbol	NIEYX
Dreyfus Tax Sensitive Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	SDITX
Dreyfus Tax Sensitive Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	DSDAX
Dreyfus Tax Sensitive Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	DSDCX
Dreyfus Tax Sensitive Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	SDYTX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	SDSCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DBMAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DBMCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DBMYX
Dreyfus/The Boston Company Small Cap Growth Fund | Dreyfus/The Boston Company Small Cap Growth Fund - Class I
Prospectus:
Trading Symbol	SSETX
Dreyfus/The Boston Company Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	SSYGX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class I
Prospectus:
Trading Symbol	STSVX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class A
Prospectus:
Trading Symbol	RUDAX